Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 029
EBP, Plan Termination [Line Items]
Plan Termination	Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plans to discontinue its contributions at any time and to terminate the Plans subject to the provisions of ERISA and collective bargaining agreements. In the event of plan termination, participants will be 100% vested in their accounts.

EBP 030
EBP, Plan Termination [Line Items]
Plan Termination	Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plans to discontinue its contributions at any time and to terminate the Plans subject to the provisions of ERISA and collective bargaining agreements. In the event of plan termination, participants will be 100% vested in their accounts.